SCHEDULE OF ESTIMATE FAIR VALUE OF STOCK OPTIONS (Details)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Expected dividend yield	0.00%
Weighted-average expected volatility minimum	102.00%
Weighted-average expected volatility maximum	207.00%
Weighted-average risk-free interest rate	0.25%
Expected life of options	5 years